Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial income and expenses
Schedule of reconciliation of financial income and expense

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor
	December	December	through December	from January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019

Interest income	$98	$—	$7	$—
Interest expense on loans and other borrowings	(1,760)	(6,355)	(6,423)	—
Interest expense on lease liabilities	(386)	(276)	(176)	(27)
Total interest income/(expense)	(2,048)	(6,631)	(6,592)	(27)
Total foreign exchange gain/(loss)	1,874	5,455	18	242
Other financial expenses	(1,719)	(713)	(1,293)	—
Total other financial income/(expenses)	(1,719)	(713)	(1,293)	—
Financial items - net	$(1,893)	$(1,889)	$(7,867)	$215